Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INTEGRITY FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2014
INTEGRITY GROWTH & INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTEGRITY GROWTH & INCOME FUND—FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital with
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	dividend income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "The Shares Offered; Class A Shares" on page 28 of the Fund's prospectus, "How to Reduce Your Sales Charge" on page 29 of the prospectus and "Purchase and Redemption of Shares" on page B- 48 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 116.11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.11%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "The Shares Offered; Class A Shares" on page 28 of the Fund's prospectus, "How to Reduce Your Sales Charge" on page 29 of the prospectus and "Purchase and Redemption of Shares" on page B- 48 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year , that the Fund's operating expenses remain the same , and that the contractual expense limitation agreement currently in place is not renewed beyond April 30, 2015 . It shows costs whether you redeemed all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund is managed using a blended growth and income investment strategy. The Fund seeks to invest primarily in domestic common stocks, balancing its investments between growth and dividend-paying stocks, depending on where value is in the stock market. The Fund may also invest in stocks that are currently not paying dividends, but offer prospects for future income or capital appreciation.

The Fund may invest in companies of any size. The Fund's investment adviser, Viking Fund Management, LLC (the "Investment Adviser") makes its investment decisions utilizing a top-down approach which focuses on sector weightings given the Investment Adviser's broader economic and market outlook. Individual companies are then selected by considering a number of factors that may include, but are not limited to, revenue growth, earnings growth rate, dividend yield, cash flow growth rate, price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples, strength of balance sheet, and price momentum. Subject to its attention to ethical investment criteria described below, the Fund is not constrained by investments in any particular segment of the stock market.

The Investment Adviser tries to emphasize companies that it believes both offer attractive investment opportunities and demonstrate a positive awareness of their impact on the society in which they operate.

Potential investments for the Fund are first selected for financial soundness and then evaluated according to the Fund's ethical investment criteria. The Fund seeks to invest in companies that the Investment Adviser believes exhibit positive accomplishments with respect to one or more of the ethical factors.

Ethical factors considered may include:
  fairness of employment policies and labor relations;
  involvement in the community;
  efforts and strategies to minimize the negative impact of business activities and products on the environment and to embrace alternatives to reduce polluting and unnecessary animal suffering; and
  management and board governance.
In addition, the Investment Adviser attempts to avoid investing in companies that it believes derive revenue from gambling or pornography, or from the production of alcohol or tobacco.

		The Fund's portfolio management team may consider selling a security if, among other considerations, its business fundamentals have deteriorated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market and Economic Risk: The prices of the securities in which the Fund invests may fluctuate, at times dramatically, for a number of reasons, including: actual earnings that do not meet generally accepted forecasts or estimates of earnings; changes in the general interest rate environment that have a negative impact on the valuation of earnings; the market undervaluing the stocks in the Fund's portfolio; developments affecting particular issuers, industries, or geographic sectors; a general decline in the stock market; and social or political changes that alter investors' future expectations of company earnings.

Risks of Development Stage and Small Cap Stocks: The Fund may invest in stocks of development stage and small capitalization companies, which involve substantial risks. These stocks may trade less frequently and in more limited volumes than stocks of other companies. As a result, these stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future. Moreover, start-up and other small companies may lack the competitive strengths of larger companies, may be dependent upon a small or inexperienced management group, and may have limited product lines, unproven track records, or inadequate capital reserves. Key information about these companies may be inaccurate or unavailable, and their earnings are less predictable than more established companies. Stocks of these companies may, therefore, be more vulnerable to adverse business or economic events than larger, more established companies. In addition, during any period when smaller companies' stocks fall behind other types of investments (bonds or large cap stocks, for instance) the portfolio's performance also will lag these investments.

Market Valuation Risk: Some companies that are growing very fast have unreasonable valuations by traditional valuation techniques. Since these companies' stock prices do not reflect the usual relationships between price and corporate earnings or income, their stocks tend to be extraordinarily volatile and speculative.

Ethical Investment Risk: The Fund's ethical investment criteria could cause it to underperform similar funds that do not have such criteria. Among the reasons for this are: ethically aware companies could fall out of favor with investors or fail to perform as well as companies that do not fit the Fund's ethical investment criteria; stocks that do not meet the ethical investment criteria could outperform those that do; and the ethical investment criteria could cause the Fund to sell or avoid stocks that subsequently perform well.

Liquidity Risk: Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time.

		High Portfolio Turnover Risk: The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. The effects of higher than normal portfolio turnover may adversely affect Fund performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the Fund. The bar chart below shows the variability of the Fund's performance from year to year. The table below shows the Fund's average annual returns for 1, 5, and 10 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

Since August 1, 2009, the Fund has been managed by Viking Fund Management, LLC. The results from February 1, 2007 to July 31, 2009 were achieved while the Fund was managed by Integrity Money Management, Inc. ("Integrity Money Management"). The results from April 25, 2005 to January 31, 2007 were achieved while the Fund was managed by Integrity Money Management and IPS Advisory, Inc., the Fund's sub-adviser. The results prior to April 25, 2005 were achieved while the Fund was managed by a different investment adviser that used different investment strategies and techniques.

		The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, if any, that were in effect for the periods shown, which would reduce returns for such periods.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund's performance from year to year. The table below shows the Fund's average annual returns for 1, 5, and 10 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-276-1262
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.integrityvikingfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Per Share Total Return per Calendar Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, if any, that were in effect for the periods shown, which would reduce returns for such periods.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 14.15% (quarter ended March 31, 2012) and the lowest return for a quarter was -18.52% (quarter ended September 30, 2011).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown here. After-tax returns shown here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Actual after-tax returns depend on an investor's tax situation and may differ from those shown here. After-tax returns shown here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). The total returns below have been restated to reflect sales charges which became effective as of May 1, 2011.
INTEGRITY GROWTH & INCOME FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	623
3 Years	rr_ExpenseExampleYear03	1,006
5 Years	rr_ExpenseExampleYear05	1,429
10 Years	rr_ExpenseExampleYear10	2,686
1 Year	rr_ExpenseExampleNoRedemptionYear01	623
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,006
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,429
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,686
2004	rr_AnnualReturn2004	11.89%
2005	rr_AnnualReturn2005	9.32%
2006	rr_AnnualReturn2006	15.04%
2007	rr_AnnualReturn2007	7.97%
2008	rr_AnnualReturn2008	(27.06%)
2009	rr_AnnualReturn2009	13.54%
2010	rr_AnnualReturn2010	17.19%
2011	rr_AnnualReturn2011	2.03%
2012	rr_AnnualReturn2012	13.65%
2013	rr_AnnualReturn2013	27.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.52%)
1 Year	rr_AverageAnnualReturnYear01	21.38%
5 Years	rr_AverageAnnualReturnYear05	13.36%
10 Years	rr_AverageAnnualReturnYear10	7.57%
Since Inception	rr_AverageAnnualReturnSinceInception	8.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 1995
INTEGRITY GROWTH & INCOME FUND | Return After Taxes On Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.83%
5 Years	rr_AverageAnnualReturnYear05	12.60%
10 Years	rr_AverageAnnualReturnYear10	7.09%
Since Inception	rr_AverageAnnualReturnSinceInception	8.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 1995
INTEGRITY GROWTH & INCOME FUND | Return After Taxes On Distributions and Sale of Fund Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.70%
5 Years	rr_AverageAnnualReturnYear05	10.60%
10 Years	rr_AverageAnnualReturnYear10	6.07%
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 1995
INTEGRITY GROWTH & INCOME FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
Since Inception	rr_AverageAnnualReturnSinceInception	9.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 1995

[1]	The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through April 30, 2015 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.25% of the Fund's average daily net assets. This expense limitation agreement may only be terminated or modified prior to April 30, 2015 with the approval of the Fund's Board of Trustees.